Investments in Equity Method Investees [Text Block] (Tables)	6 Months Ended
Sep. 30, 2016
Morgan Stanley [Member]
Summarized Operating Results of Morgan Stanley [Table Text Block]

	2015	2016
	(in billions)
Net revenues	¥2,133	¥1,876
Total non-interest expenses	1,621	1,364
Income from continuing operations before income taxes	512	512
Net income applicable to Morgan Stanley	344	335